ACQUISITION OF SUBSIDIARIES - Asset Acquisitions (Details) ¥ in Thousands, $ in Thousands	Aug. 01, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Asset acquisitions
Cash and cash equivalents		¥ 1,492,436	$ 204,463	¥ 2,243,537	¥ 2,661,321
Property and equipment, net		17,216,635	2,358,669	13,024,393
Intangible assets, net		1,403,787	192,318	1,383,406
Land use rights, net		766,213	104,971	602,503
Other current liabilities		(355,679)	(48,728)	(356,080)
Deferred tax liabilities		(734,404)	$ (100,613)	(688,362)
Operating permits
Asset acquisitions
Intangible assets, net		¥ 1,072,089		¥ 1,109,984
BJ JiangHeCloud
Asset acquisitions
Cash and cash equivalents	¥ 3,325
Other current assets	3,959
Property and equipment, net	306,546
Land use rights, net	221,556
Other current liabilities	(15,448)
Deferred tax liabilities	(209,989)
Total consideration in cash	789,938
BJ JiangHeCloud | Operating permits
Asset acquisitions
Intangible assets, net	¥ 479,989